Taxation - Components of deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net unpaid loss reserve discount	$ 105,511	$ 108,285
Unearned premium	69,811	70,071
Compensation liabilities	62,710	56,245
Net operating loss	89,233	83,061
Investment adjustments	12,573	12,927
Pension	5,695	11,976
Bad debt reserve	7,337	14,901
Amortizable goodwill	7,976	8,958
Net unrealized depreciation on investments	9,984	38,652
Stock options	12,171	13,035
Depreciation	3,501	1,910
Net realized capital losses	140,993	98,971
Deferred intercompany capital losses	69,500	97,566
Untaxed Lloyd's result	2,533	0
Other	9,638	9,392
Deferred tax asset, gross of valuation allowance	609,166	625,950
Valuation allowance	261,924	297,637
Deferred tax asset, net of valuation allowance	347,242	328,313
Deferred tax liabilities:
Net unrealized appreciation on investments	28,843	106,520
Unremitted earnings	6,717	0
Deferred acquisition costs	7,057	16,135
Currency translation adjustments	7,195	11,225
Regulatory reserves	131,750	146,101
Investment adjustment	6,112	0
Untaxed Lloyd's result	0	10,155
Other	8,014	13,837
Deferred tax liability	195,688	303,973
Net deferred tax assets	$ 151,554	$ 24,340